SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Electricity revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Net revenues	$ 7,468,610	$ 5,277,169	$ 3,476,495
Electricity
Disaggregation of Revenue [Line Items]
Total net revenues	23,835	29,420	9,706
Operating lease income	4,736	4,940	2,457
Net revenues	19,099	24,480	7,249
CSI Solar Segment | Electricity
Disaggregation of Revenue [Line Items]
Total net revenues	2,256	15,302	9,077
Global Energy Segment | Electricity
Disaggregation of Revenue [Line Items]
Total net revenues	$ 21,579	$ 14,118	$ 629